Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Other Non-current Assets
Schedule of other non-current assets

	As of December 31,
	2021	2022
Long-term deposits paid to vendors	653,030	1,319,816
Prepayments for purchase of property, plant and equipment (i)	1,051,415	641,748
Deductible VAT input, non-current	263,390	454,359
Others	16,998	9,942
Less: Allowance for credit losses	(3,757)	(4,572)
Total	1,981,076	2,421,293
(i)	Prepayments for purchase of property, plants and equipment primarily consists of production facilities, leasehold improvements, equipment and mold and tooling related to manufacturing of the extended-range electric SUV vehicles and BEV models, a portion of Beijing, Chongqing and Changzhou Manufacturing Bases construction and production facilities and equipment relating to manufacturing of engines and parts of Sichuan Li Xinchen.